Statements of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Net Income for the fiscal year	$ 22,873,284	$ 39,478,328	$ 42,573,550
Foreign currency translation differences in financial statements conversion	(766,334)	180,923	175,332
Foreign currency translation differences for the fiscal year	(766,334)	180,923	175,332
Profit or losses for financial instruments measured at fair value through other comprehensive income (FVOCI) (IFRS 9(4.1.2)(a))	548,974	(2,092,927)	(15,450,274)
Profit or losses from instruments measured at fair value through other comprehensive income (FVOCI)	1,990,868	1,296,991	133,721
Reclassification to profit or loss	2,651,201	3,583,135	15,883,053
Income tax	(1,209,307)	(193,217)	(299,058)
Total Other Comprehensive Income that will be reclassified to profit or loss	1,224,534	1,477,914	309,053
Total Other Comprehensive Income	1,224,534	1,477,914	309,053
Total Comprehensive Income for the fiscal year	24,097,818	40,956,242	42,882,603
Total Comprehensive Income attributable to controlling interest	24,097,071	40,955,697	42,882,265
Total Comprehensive Income attributable to non-controlling interest	$ 747	$ 545	$ 338